Financial risk management - Trade receivables, credit risk management (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Aging of trade receivables
Trade receivables	€ 28,099	€ 45,657
0-90 days overdue
Aging of trade receivables
Trade receivables	13,575	8,403
90-180 days overdue
Aging of trade receivables
Trade receivables	3,455	4,016
>180 days overdue
Aging of trade receivables
Trade receivables	2,590	2,500
Gross
Aging of trade receivables
Trade receivables	34,550	51,840
Gross | 0-90 days overdue
Aging of trade receivables
Trade receivables	13,728	8,602
Gross | 90-180 days overdue
Aging of trade receivables
Trade receivables	4,072	4,552
Gross | >180 days overdue
Aging of trade receivables
Trade receivables	8,271	7,948
Loss allowance
Aging of trade receivables
Trade receivables	(6,451)	(6,183)
Loss allowance | 0-90 days overdue
Aging of trade receivables
Trade receivables	(153)	(199)
Loss allowance | 90-180 days overdue
Aging of trade receivables
Trade receivables	(617)	(536)
Loss allowance | >180 days overdue
Aging of trade receivables
Trade receivables	(5,681)	(5,448)
Trade receivables | Not yet due
Aging of trade receivables
Trade receivables	8,479	30,738
Trade receivables | Gross | Not yet due
Aging of trade receivables
Trade receivables	€ 8,479	€ 30,738